Due to banks and correspondents (Tables)	12 Months Ended
Dec. 31, 2019
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Disclosure detail of dues to banks and correspondents
(a)	This caption is comprised of the following:

	2019	2018
	S/(000)	S/(000)
By type -
Banco Central de Reserva del Perú—BCRP (b)	1,897,568	2,073,919
Promotional credit lines (c)	1,422,067	1,386,603
Loans received from foreign entities (d)	613,090	796,028
Loans received from Peruvian entities	2,049	763

	3,934,774	4,257,313
Interest and commissions payable	44,863	36,048

	3,979,637	4,293,361

Disclosure detail of loans due to banks and correspondents based on term

By term -
Short term	2,666,530	2,507,623
Long term	1,313,107	1,785,738

Total	3,979,637	4,293,361

Loan received from foreign entities
(d)	As of December 31, 2019 and 2018, corresponds to the following funding in foreign currency:

Entity	Country	Final maturity	2019	2018
			S/(000)	S/(000)
Credit Suisse First Boston (e)	Switzerland	2020 / 2019	238,608	229,364
Development Bank of Latin America – CAF (f)	Supranational	2020	132,560	134,920
Wells Fargo Bank & Co. (g)	United States of America	2020	82,850	84,325
Citibank N.A. (h)	United States of America	2020	82,850	84,325
Bank J. Safra Sarasin (i)	Switzerland	2020 / 2019	76,222	94,444
Sumitomo Bank – U.S. (j)	United States of America	2019	—	168,650

			613,090	796,028

Disclosure of detail maturities due to banks and correspondents
(l)	As of December 31, 2019 and 2018, maturities are the following:

Year	2019	2018
	S/(000)	S/(000)
2019	—	2,507,623
2020	2,666,530	633,572
2021	108,772	118,609
2022 onwards	1,204,335	1,033,557

Total	3,979,637	4,293,361